Investment Strategy	Mar. 31, 2026
Needham Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange. The Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the information technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology, industrials and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. As of December 31, 2025, 55.0% of the Growth Fund’s net assets were invested in securities within the information technology sector. The Growth Fund may engage in short sales. The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.
It is the policy of the Growth Fund generally to not engage in trading for short-term gains, and the Adviser employs other measures to maximize tax efficiency to the extent consistent with the Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Growth Fund expenses which would otherwise be non-deductible by the Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Growth Fund, to manage the Growth Fund in a manner that may not maximize tax efficiency, such as if the Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Growth Fund.
Strategy Portfolio Concentration [Text]	Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange.
Needham Aggressive Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange. The Aggressive Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. The Aggressive Growth Fund invests principally in markets and industries with strong growth potential, focusing primarily on the market leaders in these areas as these companies often garner a disproportionate share of the positive financial returns. Although the Aggressive Growth Fund may invest in companies of any size, the Aggressive Growth Fund’s investment strategy may result in a focus on smaller companies. The Aggressive Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. Although the Aggressive Growth Fund’s investments have typically been most heavily weighted in the information technology, industrials and healthcare sectors, the allocation of the Aggressive Growth Fund’s assets among the various sectors may change at any time. As of December 31, 2025, 33.7% of the Aggressive Growth Fund’s net assets were invested in securities within the information technology sector and 31.8% of the Fund’s net assets were invested in the industrials sector. The Aggressive Growth Fund may engage in short sales. The Aggressive Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Aggressive Growth Fund replaces the borrowed security. Unlike the Growth Fund, the Aggressive Growth Fund has had more exposure to the industrials sector (double digits) than the healthcare sectors in all shareholder reports (annual and semi-annual) dating back to 2022.

It is the policy of the Aggressive Growth Fund generally to not engage in trading for short-term gains, and the Adviser employs other measures to maximize tax efficiency to the extent consistent with the Aggressive Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Aggressive Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Aggressive Growth Fund expenses which would otherwise be non-deductible by the Aggressive Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Aggressive Growth Fund, to manage the Aggressive Growth Fund in a manner that may not maximize tax efficiency, such as if the Aggressive Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Aggressive Growth Fund.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Aggressive Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange. The Aggressive Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States.
Needham Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange that, at the time of investment by the Small Cap Growth Fund, have market capitalizations not exceeding $8 billion (the “80% Policy”). Effective May 31, 2026, the Fund’s 80% Policy will be changed to the following: Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange that, at the time of investment by the Small Cap Growth Fund, have market capitalizations up to the largest market cap stock in the Bloomberg US 2000 Growth Index at reconstitution, or companies with market capitalizations up to $8.0 billion, whichever is larger.

The Small Cap Growth Fund considers domestic issuers of equity securities to be companies located, organized, or with a majority of assets or business in the United States. For purposes of the 80% Policy, the Small Cap Growth Fund may continue to hold securities of an issuer if, after the time of the Small Cap Growth Fund’s investment, the issuer’s market capitalization exceeds $8 billion or, after May 31, 2026, the largest market cap stock in the Bloomberg US 2000 Growth Index, whichever is larger. Although the Adviser will seek to invest the Small Cap Growth Fund’s assets in accordance with its 80% Policy, during certain periods, which may be prolonged periods of time, market conditions, the availability of attractive investment opportunities that the Adviser believes are appropriate investments for the Small Cap Growth Fund and/or high levels of new investments into the Small Cap Growth Fund can lead to periods of higher cash levels that cause the Small Cap Growth Fund’s investments to be constituted of less than 80% of its net assets in accordance with the 80% Policy. During such periods, the Small Cap Growth Fund may not achieve its investment objective.

The Small Cap Growth Fund invests, in general, in companies with strong growth potential that, for a variety of reasons, including the market’s inefficiencies, are trading at a discount to their underlying value where a catalyst is in place to eliminate that discount. The Small Cap Growth Fund may, but is not required to, invest in stocks from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies. As of December 31, 2025, 72.7% of the Small Cap Growth Fund’s net assets were invested in securities within the information technology sector. Although the Small Cap Growth Fund’s investments have typically been most heavily weighted in the information technology sector, the allocation of the Small Cap Growth Fund’s assets among the various sectors may change at any time. The Small Cap Growth Fund may engage in active and frequent trading of portfolio securities. The Small Cap Growth Fund may engage in short sales. The Small Cap Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Small Cap Growth Fund replaces the borrowed security.
The Adviser employs certain measures to maximize tax efficiency to the extent consistent with the Small Cap Growth Fund’s investment strategies, including using: (a) the specific identification method to calculate the tax basis for shares of Small Cap Growth Fund portfolio holdings to seek to minimize taxable gains or offset other gains; and (b) net short-term capital gains to offset Small Cap Growth Fund expenses which would otherwise be non-deductible by the Small Cap Growth Fund. During certain periods, market forces may cause the Adviser, seeking to act in the best interests of the Small Cap Growth Fund, to manage the Small Cap Growth Fund in a manner that may not maximize tax efficiency, such as if the Small Cap Growth Fund experiences extreme inflows and outflows from an unusually high volume of purchase and redemption activity, resulting in high portfolio turnover. The Adviser seeks to balance tax efficiency with the overall best interests of the Small Cap Growth Fund.

Strategy Portfolio Concentration [Text]	Under normal conditions, the Small Cap Growth Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange that, at the time of investment by the Small Cap Growth Fund, have market capitalizations not exceeding $8 billion (the “80% Policy”).